Harbor Multi-Asset Explorer ETF
Supplement dated March 23, 2026 to the Prospectus, Summary Prospectus, and Statement of Additional Information, dated March 1, 2026

As of March 25, 2026 (the “Effective Date”), Jake Schurmeier will no longer serve as portfolio manager to Harbor Multi-Asset Explorer ETF (the “Fund”), a series of Harbor ETF Trust. All references to Mr. Schurmeier in the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are hereby removed as of the Effective Date. The Fund will continue to be managed by the remaining portfolio managers using a team approach.
Investors Should Retain This Supplement For Future Reference
S0326.P.SP.SAI.ETF